Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 63,629,000	$ 83,814,000	$ 80,236,000
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization of fixed assets	7,009,000	5,176,000	4,334,000
Amortization of core deposit and other intangibles	5,323,000	4,339,000	3,185,000
Capitalization of mortgage servicing rights	(47,025,000)	(42,151,000)	(54,913,000)
Net change in fair value of mortgage servicing rights	47,660,000	26,299,000	2,763,000
Stock-based compensation expense	10,214,000	7,089,000	7,207,000
Provision for credit losses	94,606,000	7,053,000	5,398,000
Provision for credit losses on unfunded commitments	13,361,000	0	0
Provision for mortgage loan repurchases	2,607,000	362,000	174,000
Accretion of yield on purchased loans	(3,788,000)	(8,556,000)	(7,608,000)
Accretion of discounts and amortization of premiums on securities, net	7,382,000	3,026,000	2,768,000
Gain from securities, net	(1,631,000)	(57,000)	116,000
Originations of loans held for sale	(6,650,258,000)	(4,540,652,000)	(5,958,066,000)
Repurchases of loans held for sale	0	(9,919,000)	(12,232,000)
Proceeds from sale of loans held for sale	6,487,809,000	4,662,728,000	6,260,532,000
Gain on sale and change in fair value of loans held for sale	(270,802,000)	(100,228,000)	(88,743,000)
Net loss (gain) or write-downs of other real estate owned	1,491,000	(545,000)	99,000
Loss (gain) on other assets	90,000	104,000	(328,000)
Relief of goodwill	0	100,000	0
Provision for deferred income taxes	(25,530,000)	(1,916,000)	6,359,000
Changes in:
Other assets and interest receivable	(74,628,000)	(45,180,000)	(22,966,000)
Accrued expenses and other liabilities	63,194,000	13,019,000	(16,107,000)
Net cash (used in) provided by operating activities	(269,287,000)	63,905,000	212,208,000
Activity in available-for-sale securities:
Sales	146,494,000	24,498,000	2,742,000
Maturities, prepayments and calls	220,549,000	113,018,000	73,066,000
Purchases	(424,971,000)	(151,425,000)	(203,844,000)
Net change in loans	118,414,000	(364,975,000)	(491,774,000)
Purchases of FHLB stock	(515,000)	(2,544,000)	(2,020,000)
Proceeds from sale of mortgage servicing rights	0	29,160,000	39,428,000
Purchases of premises and equipment	(5,934,000)	(6,812,000)	(10,144,000)
Proceeds from the sale of premises and equipment	0	1,275,000	357,000
Proceeds from the sale of other real estate owned	6,937,000	3,860,000	4,819,000
Proceeds from the sale of other assets	0	0	869,000
Net cash received in business combinations (See Note 2)	248,447,000	171,032,000	0
Net cash provided by (used in) investing activities	309,421,000	(182,913,000)	(586,501,000)
Cash flows from financing activities:
Net increase in demand deposits	1,519,868,000	249,348,000	75,906,000
Net decrease in time deposits	(328,035,000)	(75,004,000)	431,416,000
Net increase (decrease) in securities sold under agreements to repurchase	5,262,000	(908,000)	788,000
Payments on FHLB advances	(250,000,000)	0	(120,607,000)
Proceeds from FHLB advances	0	68,235,000	0
Issuance of subordinated debt, net of issuance costs	98,228,000	0	0
Amortization of subordinated debt issuance costs	(436,000)	0	0
Proceeds from other borrowings	15,000,000	0	0
Share based compensation withholding payments	(1,510,000)	(6,097,000)	(2,664,000)
Net proceeds from sale of common stock under employee stock purchase program	978,000	804,000	1,196,000
Dividends paid	(14,264,000)	(10,045,000)	(6,137,000)
Noncontrolling interest distribution	(8,000)	0	0
Net cash provided by financing activities	1,045,083,000	226,333,000	379,898,000
Net change in cash and cash equivalents	1,085,217,000	107,325,000	5,605,000
Cash and cash equivalents at beginning of the period	232,681,000	125,356,000	119,751,000
Cash and cash equivalents at end of the period	1,317,898,000	232,681,000	125,356,000
Supplemental cash flow information:
Interest paid	48,679,000	55,051,000	31,992,000
Taxes paid	20,419,000	25,920,000	24,387,000
Supplemental noncash disclosures:
Transfers from loans to other real estate owned	2,746,000	5,487,000	2,138,000
Transfers (to) from premises and equipment to other real estate owned	(841,000)	4,290,000	0
Loans provided for sales of other real estate owned	305,000	166,000	1,019,000
Transfers from loans to loans held for sale	11,483,000	7,891,000	11,888,000
Transfers from loans held for sale to loans	55,766,000	12,259,000	14,732,000
Stock consideration paid in business combination	480,867,000	0	0
Trade date payable - securities	0	0	2,120,000
Dividends declared not paid on restricted stock units	238,000	149,000	226,000
Decrease to retained earnings for adoption of new accounting standards	25,018,000	1,309,000	109,000
Right-of-use assets obtained in exchange for operating lease liabilities	$ 2,393,000	$ 37,916,000	$ 0